Change In Accounting Policy (Consolidated Statements of Cash Flows) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 5,118	$ 4,899	[1]	$ 3,545	[2]
Pension income and funding	(387)	(314)	[3]	(211)	[3]
Deferred income taxes	$ 404	513	[3]	481	[3]
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		4,892		3,562
Pension income and funding		(305)		(234)
Deferred income taxes		$ 511		$ 487

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[3]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.